Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Standardized Measure of Future Net Cash Flows Relating to Proved Reserves (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	₨ 333,722	₨ 493,984	₨ 629,770
Future production costs	(232,675)	(301,972)	(349,686)
Future development costs	(31,722)	(28,465)	(55,167)
Future income tax expenses	10,603	(43,544)	(67,890)
Undiscounted future net cash flows	58,722	120,003	157,025
10 percent midyear annual discount for timing of estimated cash flows	(19,577)	(33,298)	(42,981)
Standardized measure of discounted future net cash flows	39,145	86,705	114,044
Beginning balance	86,705	114,044	46,315
Sales and transfers of oil and gas, net of production cost	(35,349)	(80,409)	(77,131)
Development cost incurred	8,720	39,114	58,242
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	354	43	12,071
Net change due to revisions in quantity estimates	12,944	13,595	158,825
Net change in prices, transfer prices and in production cost	(58,612)	(35,288)	42,652
Changes in estimated future development costs	(13,021)	(436)	(85,499)
Accretion of discount	13,026	18,193	4,985
Net change in income taxes	24,378	17,849	(46,416)
Timing	0	0	0
Ending balance	39,145	86,705	114,044
India [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	333,722	493,984	629,770
Future production costs	(232,675)	(301,972)	(349,686)
Future development costs	(31,722)	(28,465)	(55,167)
Future income tax expenses	10,603	(43,544)	(67,890)
Undiscounted future net cash flows	58,722	120,003	157,025
10 percent midyear annual discount for timing of estimated cash flows	(19,577)	(33,298)	(42,981)
Standardized measure of discounted future net cash flows	39,145	86,705	114,044
Beginning balance	86,705	114,044	46,315
Sales and transfers of oil and gas, net of production cost	(35,349)	(80,409)	(77,131)
Development cost incurred	8,720	39,114	58,242
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	354	43	12,071
Net change due to revisions in quantity estimates	12,944	13,595	158,825
Net change in prices, transfer prices and in production cost	(58,612)	(35,288)	42,652
Changes in estimated future development costs	(13,021)	(436)	(85,499)
Accretion of discount	13,026	18,193	4,985
Net change in income taxes	24,378	17,849	(46,416)
Timing	0	0	0
Ending balance	39,145	86,705	114,044
Sri Lanka [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0	0	0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Ending balance	0	0	0
South Africa [member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	0	0	0
Future production costs	0	0	0
Future development costs	0	0	0
Future income tax expenses	0	0	0
Undiscounted future net cash flows	0	0	0
10 percent midyear annual discount for timing of estimated cash flows	0	0	0
Standardized measure of discounted future net cash flows	0	0	0
Beginning balance	0	0	0
Sales and transfers of oil and gas, net of production cost	0	0	0
Development cost incurred	0	0	0
Net change due to purchases and sales of minerals in place	0	0	0
Net change due to extensions, discoveries and improved recovery less related costs	0	0	0
Net change due to revisions in quantity estimates	0	0	0
Net change in prices, transfer prices and in production cost	0	0	0
Changes in estimated future development costs	0	0	0
Accretion of discount	0	0	0
Net change in income taxes	0	0	0
Timing	0	0	0
Ending balance	₨ 0	₨ 0	₨ 0